As filed with Securities and Exchange Commission on May 14, 2020
File Nos. 002-87775 and 811-04815
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
Registration Statement Under the Securities Act of 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 74 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X]
Amendment No. 76 [X]
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ULTRA SERIES FUND
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant's Exact Name, Address and Telephone Number)

Steven J. Fredricks
Chief Legal Officer & Chief Compliance Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)
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It is proposed that this filing will become effective (check appropriate box):
[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on this 14th day of May, 2020.
Ultra Series Fund
By:    /s/ Patrick F. Ryan
Patrick F. Ryan
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.
Name	Title	Date
/s/ Patrick F. Ryan	President (Principal Executive Officer)	May 14, 2020
Patrick F. Ryan

/s/Greg D. Hoppe	Chief Financial Officer (Principal Financial Officer)	May 14, 2020
Greg D. Hoppe

*	Trustee	May 14, 2020
James R. Imhoff, Jr.

*	Trustee	May 14, 2020
Steven P. Riege

*	Trustee	May 14, 2020
Carrie J. Thome

*	Trustee	May 14, 2020
Richard E. Struthers

*By: /s/ Steve J. Fredricks
Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement)

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase